Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Income (loss) from domestic operations before income tax expense									$ 138,200	$ 111,800	$ (89,200)
Income from foreign operations before income tax expense									176,600	224,000	106,700
Current:
Federal									5,300	30,300	29,300
State									3,300	9,900	2,100
Foreign									46,300	59,700	63,300
Total current income tax expense									54,900	99,900	94,700
Deferred:
Federal									27,700	5,800	(19,200)
State									5,600	(10,600)	600
Foreign									(6,200)	(2,500)	(1,700)
Total deferred income tax (benefit) expense									27,155	(7,210)	(20,303)
Total income tax expense	$ 29,600	$ 13,700	$ 15,200	$ 23,500	$ 35,800	$ 30,100	$ 14,000	$ 12,700	82,024	92,578	74,416
Major elements contributing to the difference between the U.S. federal statutory rate of 35.0% and the effective tax rate
Discrete benefit									110,200	117,500	6,100
State income tax, net of federal benefit									5,000	2,500	1,100
U.S. income tax credits									(3,500)	(10,800)	(2,900)
Foreign tax rate differential									(22,500)	(9,900)	(25,400)
Foreign Research and Experimentation credits									(3,600)	(3,900)	(5,800)
Goodwill impairment											101,100
Change in uncertain tax positions									(4,500)	(7,300)	(4,100)
Valuation allowance									6,300	1,600	500
Domestic production activities									(11,700)	(2,600)	(1,200)
Nondeductible transaction costs									2,800		1,300
Other items, net									3,500	5,500	3,700
Total income tax expense	$ 29,600	$ 13,700	$ 15,200	$ 23,500	$ 35,800	$ 30,100	$ 14,000	$ 12,700	$ 82,024	$ 92,578	$ 74,416
Major elements contributing to the difference between the U.S. federal statutory rate of 35.0% and the effective tax rate
Federal statutory rate (as a percent)									35.00%	35.00%	35.00%
State income tax, net of federal benefit (as a percent)									1.60%	0.70%	6.30%
U.S. income tax credits (as a percent)									(1.10%)	(3.20%)	(16.60%)
Foreign tax rate differential (as a percent)									(7.20%)	(2.90%)	(145.10%)
Foreign Research and Experimentation credits (as a percent)									(1.10%)	(1.10%)	(33.30%)
Goodwill impairment (as a percent)											578.30%
Change in uncertain tax positions (as a percent)									(1.40%)	(2.20%)	(23.40%)
Valuation allowance (as a percent)									2.00%	0.50%	2.70%
Domestic production activities (as a percent)									(3.70%)	(0.80%)	(6.80%)
Nondeductible transaction costs (as a percent)									0.90%		7.60%
Other items, net (as a percent)									1.10%	1.60%	21.00%
Effective tax rate (as a percent)									26.10%	27.60%	425.70%
Parent
Deferred:
Total income tax expense									$ (28,600)	$ (44,100)	$ (22,400)
Major elements contributing to the difference between the U.S. federal statutory rate of 35.0% and the effective tax rate
Total income tax expense									$ (28,600)	$ (44,100)	$ (22,400)